Schedule of Derivative Financial Instruments Activity (Details) (USD $)	Dec. 31, 2014
Number of Warrants	12,500,000
Fair Value on Issuance	$ 642,240
Gain/Loss on Derivatives	(132,195)
Fair Value, End of Period	510,045
January 29, 2014 [Member]
Number of Warrants	7,500,000
Fair Value on Issuance	381,334
Gain/Loss on Derivatives	(25,759)
Fair Value, End of Period	355,575
February 20, 2014 [Member]
Number of Warrants	1,000,000
Fair Value on Issuance	53,790
Gain/Loss on Derivatives	(15,172)
Fair Value, End of Period	38,618
August 27, 2014 [Member]
Number of Warrants	1,500,000
Fair Value on Issuance	74,313
Gain/Loss on Derivatives	15,033
Fair Value, End of Period	89,346
October 3, 2014 [Member]
Number of Warrants	2,500,000
Fair Value on Issuance	132,804
Gain/Loss on Derivatives	(106,297)
Fair Value, End of Period	$ 26,507